Reporting Entity, Nature of Operations and Going Concern Uncertainty (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
Reporting Entity, Nature of Operations and Going Concern Uncertainty [Abstract]
Schedule of Company’s Subsidiaries

The Company’s subsidiaries are as follows:

Name of subsidiary	Place of incorporation and operation	Proportion of ownership interest held by the Company
		December 31, 2024
LeddarTech USA Inc	U.S.	100%
LeddarTech (Shenzhen) Sensing Technology Co., Ltd	China	100%
Vayavision Sensing, Ltd. (“Vayavision”)	Israel	100%
LeddarTech Germany GmbH	Germany	100%

The Company’s subsidiaries are as follows:

Name of subsidiary	Place of incorporation and operation	Proportion of ownership interest held by the Company
		September 30, 2024	September 30, 2023
LeddarTech USA Inc	U.S.	100%	100%
LeddarTech (Shenzhen) Sensing Technology Co., Ltd	China	100%	100%
Vayavision Sensing, Ltd. (“Vayavision”)(1)	Israel	100%	60%
LeddarTech Germany GmbH	Germany	100%	100%

(1)     As of November 1, 2023, the Company exercised its call option to acquire its remaining participation in Vayavision (Note 18).